Apr. 30, 2021
Small Cap Value Fund
Small Cap Value FundMay 1, 2021
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 42.64% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in value stocks issued by companies with small sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The fund will concentrate its investments in an industry or group of industries, generally to the extent that its benchmark index is also so concentrated. Currently, the Fund has a concentration in the stocks of financial companies. Companies with small-sized market capitalizations are typically those companies with market capitalizations of less than $5.0 billion.•At least 80% of the Fund’s total assets are invested in small-cap value stocks and at least 85% of the Fund’s total assets will be invested in equity securities.
Principal Investment Risks.
As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.•Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.•Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.•Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.•Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.•Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.•Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the Fund concentrates its assets in certain industries to approximately the same extent that its comparative index does, the Fund bears concentration risk.•Financial Industry risk: Companies in the financial industry are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.•Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of a broad-based, unmanaged index for those periods.A fund’s past performance does not necessarily indicate how it will perform in the future.For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Best and Worst Performing QuartersQuarter/YearTotal ReturnBestFourth quarter 202028.86%WorstFirst quarter 2020-35.67%
Average Annual Total Returns (for periods ended December 31, 2020)